RELATED PARTY TRANSACTIONS	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

Other than as set forth below, and as disclosed in Notes 7, 8, 13 and 14, there have not been any transaction entered into or been a participant in which a related person had or will have a direct or indirect material interest.

Employment Agreements

Mr. Joyce receives an annual base salary of $455,000, plus bonus compensation not to exceed 50% of salary. Mr. Joyce’s employment also provides for medical insurance, disability benefits and one year of severance pay if his employment is terminated without cause or due to a change in control. Additionally, the Company has agreed to maintain a beneficial ownership target of 9% for Mr. Joyce. The Company incurred compensation expense of $455,000 (including accrued compensation of $284,375) and $453,067 for the years ended December 31, 2023 and 2022, respectively.

Mr. DeCiccio was hired December 6, 2023 as the Company’s Chief Financial Officer (“CFO”). Mr. DeCiccio receives an annual base salary of $250,000, plus discretionary bonus compensation not to exceed 40% of salary. Mr. DeCiccio’s employment also provides for medical insurance, disability benefits and three months of severance pay if his employment is terminated without cause or due to a change in control. Additionally, Mr. DeCiccio was granted up to 17,500 options to purchase 17,500 of the Company’s common shares. The Company incurred compensation expense of $9,000 (recorded as accrued compensation) for the year ended December 31, 2023. Prior to Mr. DeCiccio hired as the CFO, he was a consultant to the Company. The Company has recorded a balance due to Mr. DeCiccio of $35,242 and $0 under Accounts Payable in the accompanying Balance Sheets at December 31, 2023 and 2022, respectively, for services rendered.

On April 1, 2023, the Company entered into an Employment Agreement with Dr. Annette Marleau whereby Dr. Marleau became the Company’s Chief Scientific Officer. Dr. Marleau receives an annual base salary of $300,000, with automatic 3% annual increases plus bonus compensation not to exceed 40% of salary. Dr. Marleau’s employment also provides for medical insurance, disability benefits and up to six months of severance pay if her employment is terminated by the Company. The Company incurred compensation expense of $225,000 (including accrued compensation of $100,000) and $0 for the years ended December 31, 2023 and 2022, respectively.

Sigyn had no employment agreement with its CTO but still incurred compensation on behalf of the CTO. The Company incurred compensation expense of $240,000 (including accrued compensation of $160,000) and $233,678 for the years ended December 31, 2023 and 2022, respectively.

NOTE 9 – RELATED PARTY TRANSACTIONS

Other than as set forth below, and as disclosed in Notes 5 and 7, there have not been any transaction entered into or been a participant in which a related person had or will have a direct or indirect material interest.

Employment Agreements

Mr. Joyce receives an annual base salary of $455,000, plus bonus compensation not to exceed 50% of salary. Mr. Joyce’s employment also provides for medical insurance, disability benefits and one year of severance pay if his employment is terminated without cause or due to a change in control. Additionally, the Company has agreed to maintain a beneficial ownership target of 9% for Mr. Joyce. The Company incurred compensation expense of $453,067 and $496,125 (including $18,542 of 2020 payroll paid in 2021), and employee benefits of $48,811 and $31,126, for the years ended December 31, 2022 and 2021, respectively.

Sigyn had no employment agreement with its CTO but still incurred compensation on behalf of the CTO. The Company incurred compensation expense of $233,678 and $259,000, and employee benefits of $25,312 and $21,704, for the years ended December 31, 2022 and 2021, respectively.